Financing Receivables (Allowance For Credit Losses And Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	¥ 25,014	¥ 27,903
Provision	5,107	2,287
Charge off	(5,769)	(5,299)
Recovery	85	123
Allowance for credit losses, Balance	24,437	25,014
Allowance for credit losses, collectively evaluated for impairment	14,742	11,894
Allowance for credit losses, individually evaluated for impairment	9,695	13,120
Financing receivable, Balance	1,725,754	1,533,918
Financing receivable, collectively evaluated for impairment	1,714,791	1,515,565
Financing receivable, individually evaluated for impairment	10,963	18,353
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	4,687	6,829
Provision	1,161	(797)
Charge off	(194)	(1,351)
Recovery	4	6
Allowance for credit losses, Balance	5,658	4,687
Allowance for credit losses, collectively evaluated for impairment	5,382	4,387
Allowance for credit losses, individually evaluated for impairment	276	300
Financing receivable, Balance	971,269	796,039
Financing receivable, collectively evaluated for impairment	970,886	795,693
Financing receivable, individually evaluated for impairment	383	346
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	8,331	11,423
Provision	(971)	(1,384)
Charge off	(1,228)	(1,820)
Recovery	78	112
Allowance for credit losses, Balance	6,210	8,331
Allowance for credit losses, collectively evaluated for impairment	2,095	3,155
Allowance for credit losses, individually evaluated for impairment	4,115	5,176
Financing receivable, Balance	381,086	355,374
Financing receivable, collectively evaluated for impairment	376,605	349,716
Financing receivable, individually evaluated for impairment	4,481	5,658
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	5,000	6,154
Provision	(1,774)	(981)
Charge off	(2,265)	(175)
Recovery		2
Allowance for credit losses, Balance	961	5,000
Allowance for credit losses, collectively evaluated for impairment	344	1,360
Allowance for credit losses, individually evaluated for impairment	617	3,640
Financing receivable, Balance	80,895	111,316
Financing receivable, collectively evaluated for impairment	79,545	103,010
Financing receivable, individually evaluated for impairment	1,350	8,306
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	2,991	3,390
Provision	6,008	1,551
Charge off	(2,082)	(1,953)
Recovery	3	3
Allowance for credit losses, Balance	6,920	2,991
Allowance for credit losses, collectively evaluated for impairment	6,920	2,991
Financing receivable, Balance	287,305	266,976
Financing receivable, collectively evaluated for impairment	287,305	266,976
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	4,005	107
Provision	683	3,898
Allowance for credit losses, Balance	4,688	4,005
Allowance for credit losses, collectively evaluated for impairment	1	1
Allowance for credit losses, individually evaluated for impairment	4,687	4,004
Financing receivable, Balance	5,199	4,213
Financing receivable, collectively evaluated for impairment	450	170
Financing receivable, individually evaluated for impairment	¥ 4,749	¥ 4,043